Pension obligations (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	December 31,
	2017	2016
Opening defined benefit obligation	$349,165	$337,004
Current service cost	10,707	10,768
Past service cost related to the new collective bargaining agreement	10,442	-
Interest cost	12,602	13,415
Benefits paid from plan	(33,721)	(32,644)
Benefits paid from employer	(999)	(1,424)
Participant contributions	93	93
Effects of movements in exchange rates	24,440	10,348
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	1,598	-
Arising from changes in financial assumptions	9,402	14,955
Arising from experience adjustments	(675)	(3,350)

Closing defined benefit obligation	$383,054	$349,165

Disclosure of additional information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Active members	$250,965	$235,815
Deferred members	4,304	3,636
Retired members	127,785	109,714

Closing defined benefit obligation	$383,054	$349,165

Disclosure of changes in fair value of plan assets [Table Text Block]
	Year ended
	December 31,
	2017	2016
Opening fair value of plan assets:	$296,151	$279,523
Interest income	11,005	11,634
Remeasurements losses:
Return on plan assets (excluding amounts included in net interest expense)	24,437	2,905
Contributions from the employer	22,484	26,198
Employer direct benefit payments	999	1,424
Contributions from plan participants	93	93
Benefit payment from employer	(999)	(1,424)
Administrative expenses paid from plan assets	(80)	(77)
Benefits paid	(33,721)	(32,644)
Effects of changes in foreign exchange rates	21,063	8,519

Closing fair value of plan assets	$341,432	$296,151

Disclosure of net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Present value of funded defined benefit obligation	$365,655	$333,720
Fair value of plan assets	(341,432)	(296,151)
Present value of unfunded defined benefit obligation	17,399	15,445

Net liability arising from defined benefit obligation	$41,622	$53,014

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Pension obligation - current (note 13)	$19,401	$24,635
Pension obligation - non-current	22,221	28,379

Total pension obligation	$41,622	$53,014

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Service costs:
Current service cost	$10,707	$10,768
Past service cost and loss from settlements	10,442	-
Total service cost	21,149	10,768
Net interest expense	1,597	1,781
Administration cost	80	77

Defined benefit pension expense	$22,826	$12,626

Defined contribution pension expense	$908	$829

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
(Return)/loss on plan assets (excluding amounts included in net interest expense)	$(24,437)	$(2,905)
Actuarial gains arising from changes in demographic assumptions	1,598	-
Actuarial losses/(gains) arising from changes in financial assumptions	9,402	14,955
Actuarial gains arising from experience adjustments	(675)	(3,350)

Defined benefit loss/(gain) related to remeasurement	$(14,112)	$8,700

Total pension cost	$9,622	$22,155

Disclosure of defined benefit plan, assumptions used [Table Text Block]
	2017	2016
Defined benefit cost:
Discount rate - benefit obligations	3.69%	4.08%
Discount rate - service cost	3.82%	4.25%
Expected rate of salary increase [1]	2.75%	3.00%
Average longevity at retirement age for current pensioners (years) [2] :
Males	20.9	20.8
Females	23.3	23.3
	2017	2016
Defined benefit obligation:
Discount rate	3.45%	3.69%
Expected rate of salary increase [1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years) [2] :
Males	21.0	20.9
Females	23.7	23.3
Average longevity at retirement age for current employees (future pensioners) (years) 2:
Males	22.9	22.2
Females	25.5	24.5

Disclosure of fair value of plan assets [Table Text Block]
December 31, 2017	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,625	$-	$-	$4,625
Pooled equity funds	116,027	-	-	116,027
Pooled fixed income funds	-	189,964	-	189,964
Alternative investment funds	-	30,699	-	30,699
Balanced funds	-	117	-	117

	$120,652	$220,780	$-	$341,432
December 31, 2016	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,515	$-	$-	$4,515
Pooled equity funds	121,103	-	-	121,103
Pooled fixed income funds	-	143,489	-	143,489
Alternative investment funds	-	26,404	-	26,404
Balanced funds	-	640	-	640

	$125,618	$170,533	$-	$296,151